Shareholder Report, Average Annual Return (Details)	12 Months Ended	16 Months Ended	18 Months Ended	28 Months Ended	31 Months Ended	41 Months Ended	44 Months Ended	49 Months Ended	60 Months Ended	79 Months Ended	90 Months Ended	101 Months Ended	115 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
C000158043 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multifactor Large Cap ETF (at net asset value)
Average Annual Return, Percent	9.16%								14.60%				12.35%
C000175540 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multifactor Developed International ETF (at net asset value)
Average Annual Return, Percent	12.23%								11.58%			7.37%
C000158045 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multifactor Mid Cap ETF (at net asset value)
Average Annual Return, Percent	4.79%								12.83%				9.97%
C000194897 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multifactor Small Cap ETF (at net asset value)
Average Annual Return, Percent	0.43%								11.74%		6.04%
C000239874 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International High Dividend ETF (at net asset value)
Average Annual Return, Percent	13.84%			15.91%
C000237881 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	U.S. High Dividend ETF (at net asset value)
Average Annual Return, Percent	9.88%				15.24%
C000232625 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Preferred Income ETF (at net asset value)
Average Annual Return, Percent	7.30%					2.33%
C000204467 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multifactor Emerging Markets ETF (at net asset value)
Average Annual Return, Percent	5.50%								7.19%	3.51%
C000227987 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Mortgage-Backed Securities ETF (at net asset value)
Average Annual Return, Percent	9.28%						0.39%
C000226213 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Corporate Bond ETF (at net asset value)
Average Annual Return, Percent	7.74%							(0.09%)
C000246920 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Disciplined Value International Select ETF (at net asset value)
Average Annual Return, Percent	10.21%	11.60%
C000245645 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fundamental All Cap Core ETF (at net asset value)
Average Annual Return, Percent	4.64%		18.36%
C000245406 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dynamic Municipal Bond ETF (at net asset value)
Average Annual Return, Percent	2.79%		7.67%
C000249134 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	High Yield ETF (at net asset value)
Average Annual Return, Percent	8.54%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	11.94%								15.42%				13.40%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	11.40%		22.15%						15.12%		11.98%		13.03%
MSCI EAFE Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	12.57%	13.65%							11.37%			7.55%
MSCI Emerging Markets Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	9.02%								6.35%	3.39%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	8.02%					(1.25%)	(1.34%)	(0.56%)
MSCI World ex USA Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex-USA Index
Average Annual Return, Percent	13.10%			14.73%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.66%		5.82%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	12.10%				19.43%
John Hancock Dimensional Emerging Markets Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	John Hancock Dimensional Emerging Markets Index
Average Annual Return, Percent	6.88%								8.62%	4.63%
Bloomberg US Corporate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate Bond Index
Average Annual Return, Percent	7.60%							(0.19%)
Bloomberg U S MBS Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. MBS Index
Average Annual Return, Percent	8.99%						(1.02%)
ICE BofA U S All Capital Securities Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. All Capital Securities Index
Average Annual Return, Percent	6.61%					0.78%
MSCI USA High Dividend Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA High Dividend Yield Index
Average Annual Return, Percent	6.41%				10.66%
MSCI World Ex U S High Dividend Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Ex. U.S. High Dividend Yield Index
Average Annual Return, Percent	19.39%			16.73%
ICE BofA U S High Yield Constrained Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index
Average Annual Return, Percent	8.69%
John Hancock Dimensional Large Cap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	John Hancock Dimensional Large Cap Index
Average Annual Return, Percent	9.46%								14.93%				12.69%
John Hancock Dimensional Mid Cap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	John Hancock Dimensional Mid Cap Index
Average Annual Return, Percent	5.23%								13.30%				10.42%
Russell Midcap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Index
Average Annual Return, Percent	7.33%								12.96%				10.09%
John Hancock Dimensional Developed International Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	John Hancock Dimensional Developed International Index
Average Annual Return, Percent	13.02%								12.40%			8.15%
John Hancock Dimensional Small Cap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	John Hancock Dimensional Small Cap Index
Average Annual Return, Percent	0.50%								12.15%		6.44%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	0.87%								9.88%		5.28%